UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-21943
Investment Company Act file number

Cantor Opportunistic Alternatives Fund, LLC
(Exact name of registrant as specified in charter)

110 East 59th Street, New York, NY 10022
(Address of principal executive offices) (Zip code)

Shawn Matthews
Cantor Fitzgerald Investment Advisors, L.P.
110 East 59th Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-585-1600

Date of fiscal year end: March 31

Date of reporting period: March 29, 2015

Item 1. Proxy Voting Record.

There were no proxy voting records to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cantor Opportunistic Alternatives Fund, LLC

By (Signature and Title)    /s/  Shawn Matthews
Shawn Matthews
President

Date      March 30, 2015